FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2019 CLP ($)
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 724,370
Bonds payable	42,979,308
Lease obligations	8,663,557
Contractual obligations	19,108,905
Total	71,476,140
More than 1 year up to 2 years
Committed maturities for liability payments
Bank debt	1,439,072
Bonds payable	41,194,718
Lease obligations	11,228,497
Contractual obligations	63,130,570
Total	116,992,857
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	786,812
Bonds payable	41,041,811
Lease obligations	10,933,557
Contractual obligations	5,654,968
Total	58,417,148
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt	44,621
Bonds payable	314,179,008
Lease obligations	10,817,417
Contractual obligations	4,823,313
Total	329,864,359
More than 5 years
Committed maturities for liability payments
Bank debt	44,621
Bonds payable	585,387,621
Lease obligations	18,479,429
Contractual obligations	2,499,886
Total	$ 606,411,557